Other Expense, Net - Schedule of Other Expense and Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Expense and Income [Line Items]
Adjustment to indemnification obligation		$ (531,991)	$ 324,907
Equity offering costs	10,976,693
Foreign currency exchange loss (gain)	12,191,586	(1,972,531)	2,295,582
Gain from step acquisition of Webull Pay	(15,495,593)
Interest expense	5,461,931	122,778
Other expense	140,522	79,051	180,796
Other expense (income), net	$ 13,275,139	$ (2,302,693)	$ 2,801,285